Disclosure of detailed information about management compensation (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Salaries and director fees	$ 827,236	$ 884,940
Share-based payments	290,069	140,808
MANAGEMENT COMPENSATION	$ 1,117,305	$ 1,025,748